Defined Contribution Plan	12 Months Ended
Dec. 31, 2011
Defined Contribution Plan

Note 18: Defined Contribution Plan

The Company has a qualified 401(k) plan (the “401(k) Plan”) covering substantially all employees in the United States. The 401(k) Plan was established under Internal Revenue Code Section 401(k). As of January 1, 2011, the Company began matching 50% of the first 6% of employee contributions and for the year ended December 31, 2011, the Company contributed $194,000 to the 401(k) Plan. No contributions were made to the 401(k) Plan for the years ended December 31, 2010 or 2009.